FORM 13F COVER PAGE


Report for Quarter Ended:  March 31, 2001

Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              May 4, 2001
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     5744   598300 SH       SOLE                   598300
Allen Telecom Inc.             COM              018091108     7788   603750 SH       SOLE                   603750
America Service Group          COM              02364L109     4939   197550 SH       SOLE                   197550
Arrow Electronics Inc.         COM              042735100     1413    62500 SH       SOLE                    62500
Atlantis Plastics Inc.         COM              049156102     2593   718200 SH       SOLE                   718200
Black & Decker Corp.           COM              091797100     5620   152925 SH       SOLE                   152925
Caraustar Industries Inc.      COM              140909102     3273   407500 SH       SOLE                   407500
Carnival Corp.                 COM              143658102      277    10000 SH       SOLE                    10000
Cascade Corp.                  COM              147195101     8334   652650 SH       SOLE                   652650
Claire's Stores Inc.           COM              179584107     4810   271775 SH       SOLE                   271775
Flowserve Corp.                COM              34354P105     6684   297850 SH       SOLE                   297850
Gainsco Inc.                   COM              363127101     2860  1588700 SH       SOLE                  1588700
Honeywell Int'l.               COM              438516106     7260   177948 SH       SOLE                   177948
IDEX Corp.                     COM              45167R104     1691    58350 SH       SOLE                    58350
Lubrizol Corp.                 COM              549271104     2997    98900 SH       SOLE                    98900
M & T Bank Corp.               COM              55261F104     3079    44050 SH       SOLE                    44050
Midway Games Inc.              COM              598148104     3998   547655 SH       SOLE                   547655
North Fork Bancorp             COM              659424105     1666    64200 SH       SOLE                    64200
Pier 1 Imports Inc.            COM              720279108     7887   606675 SH       SOLE                   606675
S&P Midcap 400 Dep Rec Spdrs   COM              595635103     1511    17900 SH       SOLE                    17900
Sport-Haley Inc.               COM              848925103     1539   507800 SH       SOLE                   507800
Tandy Crafts Inc.              COM              875386104      105   269500 SH       SOLE                   269500
Tractor Supply Co.             COM              892356106     1933   138050 SH       SOLE                   138050
Trinity Industries Inc.        COM              896522109     5653   289875 SH       SOLE                   289875
WMS Industries Inc.            COM              929297109     7326   407000 SH       SOLE                   407000
Washington Federal Inc.        COM              938824109     6397   260448 SH       SOLE                   260448